Unsecured Debt - Committed Ship Financings (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	2 Months Ended
	Jan. 22, 2014
Long-term Purchase Commitment [Line Items]
Amount	$ 3,489
North America Brands Carnival Cruise Lines [Member] | Carnival Vista 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
North America Brands Holland America Line [Member] | Holland America Line Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
North America Princess | Regal Princess 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	547
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,475
Europe, Australia & Asia (EAA) AIDA | AIDAprima 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	460
Europe, Australia & Asia (EAA) AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	460
Europe, Australia & Asia (EAA) Costa | Costa Diadema 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Europe, Australia & Asia (EAA) P&O Cruises (UK) | Britannia 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	2,014
Euro Denominated [Member] | North America Brands Carnival Cruise Lines [Member] | Carnival Vista 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	520	[1]
Euro Denominated [Member] | North America Brands Holland America Line [Member] | Holland America Line Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	408	[1]
Euro Denominated [Member] | Europe, Australia & Asia (EAA) Costa | Costa Diadema 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	531	[1]
Euro Denominated [Member] | Europe, Australia & Asia (EAA) P&O Cruises (UK) | Britannia 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	$ 563	[1]

[1]	Euro-denominated.